Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,669	$ (7,293)	$ (6,038)
Deferred	8,808	614	15,756
Income tax recovery (expense)	$ 10,477	$ (6,679)	$ 9,718